Condensed Consolidated Statements of Operations - Unaudited (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CONDENSED STATEMENTS OF OPERATIONS
Interest income	$ 0	$ 52